OTHER OPERATING EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER OPERATING EXPENSES [abstract]
Disclosure of other operating expense
31.	OTHER OPERATING EXPENSES

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Passenger security inspection expenses	222,705	173,257	184,280
Carriage cleaning expenses	139,130	107,118	113,617
Train station housekeeping expenses	98,467	90,919	86,646
Staff accommodation expenses	86,445	82,634	91,737
Other safety maintenance expenses	89,831	75,726	115,489
Bunk cleaning expenses	97,899	68,125	77,627
Passenger transportation facility maintenance	42,572	22,434	20,471
Professional expenses	37,351	21,675	14,984
Administrative expenses and others	396,270	93,214	123,550

	1,273,670	735,102	828,401